Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Shareholder Report [Line Items]
Fund Name	Cboe Validus S&P 500® Dynamic PutWrite Index ETF
Class Name	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
Trading Symbol	PUTD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.validusetfs.com. You can also request this information by contacting us at (866) 511-9979 or by writing to the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 511-9979
Additional Information Website	www.validusetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cboe Validus S&P 500® Dynamic PutWrite Index ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 10.31%. This compares to the 11.60% total return of the Cboe®Validus S&P 500® Dynamic PutWrite Index and the 16.33% total return for the S&P 500® Index for the same period.

As the Fund tracks the Cboe® Validus S&P 500® Dynamic PutWrite Index, during the period the Fund had a fairly strong return, underperforming the Index by only 1.29%.

What Factors Influenced Performance

The Fund tracks the Cboe® Validus S&P 500® Dynamic PutWrite Index and during this period, the Fund had a total return of 10.31% - at NAV, underperforming the Index it tracks by 1.16% inclusive of 0.60% per annum management fees. The fund was over 99% correlated to the index based on daily returns.

Positioning

On a risk adjusted performance basis based on Sharpe ratio, the Fund underperformed the S&P 500® price index. During this period the S&P500® returned 14.92% with an annual volatility of 19.55%, while the Fund's 10.52% return - at NAV had only an annualized volatility of 16.88% per annum. Strong and constructive environments for equity markets supported this performance by the Fund, which had its biggest draw-down of 16.85% in April 2025 when all equity markets came under pressure, while the S&P 500® had a drawdown of 18.90%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 year	Since Inception (8/9/23)
Cboe Validus S&P 500® Dynamic PutWrite Index ETF - at NAV	10.31%	13.26%
S&P 500® Total Return Index	16.33%	21.05%
Cboe Validus S&P 500® Dynamic PutWrite Index	11.60%	13.84%

Performance Inception Date	Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 13, 2025
Updated Performance Information Location [Text Block]	Visit www.validusetfs.com for more recent performance information.
Net Assets	$ 22,902,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 145,668
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$22,902
Number of Holdings	9
Total Advisory Fee	$145,668
Portfolio Turnover Rate	0%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	100.3
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,310.00	-0.3
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,340.00	-0.2
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,295.00	-0.2
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,290.00	-0.1
First American Government Obligations Fund - Class X, 4.23%	0.1
S&P 500 Mini Index, Expiration: 08/15/2025; Exercise Price: $630.00	-0.0*
S&P 500 Mini Index, Expiration: 08/15/2025; Exercise Price: $635.00	-0.0*
*	Less than -0.05% of net assets.

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Fund Changes

Effective at the close of business on October 13, 2025, the Fund will cease trading on Cboe BZX Exchange, Inc. (“Cboe) and will be closed to purchase by investors as of the close of regular trading on Cboe on October 13, 2025 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date.

Shareholders may sell their holdings in the Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from October 13, 2025 through October 17, 2025 (the “Liquidation Date”), shareholders may be able to sell their shares only to certain broker-dealers and there is no assurance that there will be a market for the Fund’s shares during this time period. Between the Closing Date and the Liquidation Date, the Fund will be in the process of closing down and liquidating the Fund’s portfolio. This process will result in the Fund increasing its cash holdings and, as a consequence, not tracking its underlying index, which is inconsistent with the Fund’s investment objective and strategy.